Equity (SBC) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation
Stock-based compensation expense	$ 2,097	$ 108
Options
Share-based compensation
Vesting period	4 years
Stock-based compensation expense	$ 268	$ 108
Solaris LLC
Share-based compensation
Options outstanding (in shares)			12,938	14,596
Vesting period			4 years
Stock-based compensation expense			$ 127	$ 64
Unrecognized compensation costs			$ 323	$ 513
Expected weighted average period for recognizing unrecognized compensation expense			2 years 8 months 1 day	3 years 7 months 28 days
Solaris LLC | Options
Share-based compensation
Options authorized				60,000
Maximum term of award				P10Y
Options outstanding (in shares)			12,938	14,596
Options available for grant (in shares)			47,062	45,404